MINERAL PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2020
Investment property [abstract]
Mineral properties
	Pulacayo	Gibellini	Sunawayo	Triunfo	Chandgana Tal	Khavtgai Uul	Total
Balance, December 31, 2017	$12,809,550	$490,356	$-	$-	$-	$-	$13,299,906
Additions:
Acquisition cost	$-	$425,605	$-	$-	$-	$-	$425,605
Deferred exploration costs:
Licenses, tax, and permits	-	387,149	-	-	1,271	261,168	649,588
Geological and consulting	51,112	1,509,587	-	-	-	-	1,560,699
Personnel, camp and general	847,538	831,023	-	-	20,590	3,741	1,702,892
	898,650	2,727,759	-	-	21,861	264,909	3,913,179
Impairment	(13,708,200)	-	-	-	(21,861)	(264,909)	(13,994,970)
Balance, December 31, 2018	$-	$3,643,720	$-	$-	$-	$-	$3,643,720
Additions:
Acquisition cost	$-	$-	$-	$-	$-	$-	$-
Deferred exploration costs:
Licenses, tax, and permits	6,239	286,158	-	-	-	-	292,397
Geological and consulting	964,716	3,200,773	-	-	-	-	4,165,489
Personnel, camp and general	503,071	1,470,007	-	-	-	-	1,973,078
	1,474,026	4,956,939	-	-	-	-	6,430,965
Impairment Recovery	13,708,200	-	-	-	-	-	13,708,200
Balance, December 31, 2019	$15,182,226	$8,600,658	$-	$-	$-	$-	$23,782,885
Additions:
Acquisition cost	$-	$2,253,566	$396,936	$135,676	$-	$-	$2,786,178
Deferred exploration costs:
Licenses, tax, and permits	5,733	348,165	-	-	-	-	353,898
Geological and consulting	1,767,089	897,085	116,152	327,989	-	-	3,108,315
Personnel, camp and general	584,712	1,190,607	-	-	-	-	1,775,319
	2,357,534	2,435,857	116,152	327,989	-	-	5,237,531
Balance, December 31, 2020	$17,539,760	$13,290,081	$513,088	$463,665	$-	$-	$31,806,594